Transactions with Related Parties, Asset Acquisitions from Related Party (Details) $ in Thousands		1 Months Ended	6 Months Ended
	Nov. 21, 2025 USD ($) Appraisal Director	Jan. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jul. 28, 2026 Vessel	Feb. 18, 2026 Vessel	Dec. 31, 2025 USD ($)
Transactions with Related Parties [Abstract]
Advances for asset acquisitions to related party			$ 23,500			$ 11,500
Number of independent directors | Director	3
Related Party [Member] | Central Mare [Member]
Transactions with Related Parties [Abstract]
Number of newbuilding vessels to be purchased | Vessel					9
Related Party [Member] | Central Mare [Member] | Subsequent Event [Member]
Transactions with Related Parties [Abstract]
Number of newbuilding vessels to be purchased | Vessel				3
Certain Residential Real Estate Assets in Dubai [Member]
Transactions with Related Parties [Abstract]
Number of independent appraisals | Appraisal	2
Certain Residential Real Estate Assets in Dubai [Member] | Evangelos J. Pistiolis [Member]
Transactions with Related Parties [Abstract]
Percentage discount on purchase price upon exercise of asset purchase option	10.00%
Consideration for 2025 No-Shop LOI	$ 23,500
Consideration paid for 2025 No-Shop LOI	11,500	$ 12,000
Purchase option expiration period			90 days
Advances for asset acquisitions to related party			$ 23,500			$ 11,500
Certain Residential Real Estate Assets in Dubai [Member] | Evangelos J. Pistiolis [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Market value of assets to be acquired	$ 200,000